Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Share Option Activity

A summary of the Company’s share option activity, pertaining to its option plans for employees and related information is as follows:

	Option Outstanding
	Number of shares upon exercise	Weighted average exercise price

Balance as of December 31, 2024	60,000	$5.94
Forfeited	-	-
Exercised	(40,000)	$5.94

Balance as of March 31, 2025	20,000	$5.94

Exercisable at end of year	20,000	$5.94

Schedule of Restricted Share Unit Activity

The following provides a summary of the restricted share unit activity for the Company for the three months ended March 31, 2025:

	RSUs
	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	3,047,441	$2.69
Granted	922,688	$6.61
Vested	(173,398)	$7.74
Forfeited	(92,670)	$6.38

Unvested at end of year	3,704,061	$3.69